CastleArk Large Growth ETF	January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.7%

	Shares	Value
COMMUNICATION SERVICES — 10.3%

Alphabet, Cl A *	127,105	$17,807,411

Meta Platforms, Cl A *	38,972	15,204,536

		33,011,947

CONSUMER DISCRETIONARY — 11.5%

Amazon.com *	130,053	20,184,225

Las Vegas Sands	110,804	5,420,532

Lululemon Athletica *	25,369	11,512,960

		37,117,717

ENERGY — 0.9%

Schlumberger	56,238	2,738,791

FINANCIALS — 10.0%

Mastercard, Cl A	34,441	15,471,931

MSCI, Cl A	7,653	4,581,239

Visa, Cl A	44,898	12,268,827

		32,321,997

HEALTH CARE — 15.3%

Dexcom *	113,272	13,745,557

Eli Lilly	20,353	13,140,100

Intuitive Surgical *	25,285	9,563,293

Stryker	31,350	10,517,298

UnitedHealth Group	4,533	2,319,717

		49,285,965

INDUSTRIALS — 2.5%

Deere	9,184	3,614,639

CastleArk Large Growth ETF	January 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued

Union Pacific	18,765	$4,577,346

		8,191,985

INFORMATION TECHNOLOGY — 48.2%

Adobe *	17,629	10,890,844

Apple	150,605	27,771,562

Applied Materials	32,086	5,271,730

ASML Holding, Cl G	6,461	5,619,907

Lam Research	13,605	11,226,438

Microsoft	109,616	43,581,128

NVIDIA	50,230	30,905,012

ServiceNow *	19,918	15,245,237

Synopsys *	8,277	4,414,538

		154,926,396

TOTAL COMMON STOCK (Cost $292,627,997)		317,594,798

TOTAL INVESTMENTS — 98.7% (Cost $292,627,997)		$317,594,798

Percentages are based on Net Assets of $321,646,219.

*	Non-income producing security.

Cl — Class